iVoiceIdeas, Inc. - Balance Sheets (USD $)	Sep. 30, 2011		Dec. 31, 2010		Dec. 31, 2009
Current Assets:
Cash	$ 37,846		$ 44,922		$ 94,822
TOTAL CURRENT ASSETS	37,846		44,922		94,822
Other Assets
Intangible Property	84,000		45,625
Total Other Assets	84,000		45,625
Total Assets	121,846		90,547		94,822
Stockholders' Equity
Preferred Stock	500	[1]
Common Stock	1,576	[2]	1,615	[2]	1,500	[3]
Additional paid-in capital	188,049		137,110		102,900
Deficit accumulated during the development stage	(68,279)		(48,178)		(9,578)
Total Stockholders' Equity	121,846		90,547		94,822
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 121,846		$ 90,547		$ 94,822

[1]	Series A, $0.0001 par value, 10,000,000 shares authorized, none issued and outstanding at 12/31/09 and 12/31/10, respectively.
[2]	$0.0001 par value, 190,000,000 shares authorized; 16,142,500 issued and outstanding at 12/31/10
[3]	$0.0001 par value, 190,000,000 shares authorized; 15,000,000 issued and outstanding at 12/31/09